Derivative Financial Liabilities - ESA derivative liabilities (Details) - ESA derivative liabilities	Sep. 29, 2022 USD ($) CNY (¥) D $ / shares
ESA derivative liabilities
Number of business days | D	5
Minimum
ESA derivative liabilities
Agreed price provided in ESA agreement	$ 0
Interest accrued on the funds held in the collateral | $	$ 100,000
Maximum
ESA derivative liabilities
Interest accrued on the funds held in the collateral | $	$ 300,000
First Reference Period
ESA derivative liabilities
Number of Volume Weighted Average Price trading day | D	27
Agreed price provided in ESA agreement	$ 10.40
Second Reference Period
ESA derivative liabilities
Number of Volume Weighted Average Price trading day | ¥	30
Agreed price provided in ESA agreement	$ 10.60
Third Reference Period
ESA derivative liabilities
Number of Volume Weighted Average Price trading day | ¥	30
Agreed price provided in ESA agreement	$ 10.90